Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
ASSETS
Cash and due from banks	$ 6,287	$ 7,512
Interest-bearing deposits with banks	113,672	109,417
Cash and interest bearing deposits with banks	119,959	116,929
Trading loans, securities, and other	234,888	220,136
Non-trading financial assets at fair value through profit or loss	8,425	7,395
Derivatives	83,371	82,972
Financial assets designated at fair value through profit or loss	7,038	6,986
Financial assets at fair value through other comprehensive income	127,872	126,369
Total trading and non trading financial assets	461,594	443,858
Debt securities at amortized cost, net of allowance for credit losses	234,270	240,439
Securities purchased under reverse repurchase agreements	222,925	247,078
Loans
Residential mortgages	308,151	315,063
Consumer instalment and other personal	266,630	259,033
Credit card	41,070	41,662
Business and government	351,201	345,943
Total loans	967,052	961,701
Allowance for loan losses	(8,566)	(8,689)
Loans, net of allowance for loan losses	958,486	953,012
Other
Goodwill	18,472	18,980
Other intangibles	3,437	3,409
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,915	10,132
Deferred tax assets	4,983	5,388
Amounts receivable from brokers, dealers, and clients	37,015	27,345
Other assets	28,250	27,988
Total other miscellaneous assets	102,072	93,242
Total assets	2,099,306	2,094,558
LIABILITIES
Trading deposits	42,328	37,882
Derivatives	83,495	79,356
Securitization liabilities at fair value	25,399	25,283
Financial liabilities designated at fair value through profit or loss	225,237	197,635
Total financial liabilities other than non-trading deposits and other	376,459	340,156
Deposits
Personal	638,426	650,396
Banks	24,529	27,233
Business and government	582,189	589,475
Total deposits, other than trading	1,245,144	1,267,104
Other
Obligations related to securities sold short	41,455	43,795
Obligations related to securities sold under repurchase agreements	213,782	221,150
Securitization liabilities at amortized cost	15,021	14,841
Amounts payable to brokers, dealers, and clients	29,328	27,434
Insurance contract liabilities	7,370	7,278
Other liabilities	34,509	34,240
Total other miscellaneous liabilities	341,465	348,738
Subordinated notes and debentures	10,642	10,733
Total liabilities	1,973,710	1,966,731
EQUITY
Contributed surplus	315	285
Retained earnings	78,253	78,320
Accumulated other comprehensive income (loss)	10,868	12,874
Total equity	125,596	127,827
Total liabilities and equity	2,099,306	2,094,558
Common shares [member]
EQUITY
Issued capital	24,551	24,727
Treasury shares	(5)	0
Preferred shares and other equity instruments [member]
EQUITY
Issued capital	11,625	11,625
Treasury shares	(11)	$ (4)
Total equity	$ 11,625